Quarterly Report
September 30, 2022
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.1%
CACI International, Inc., “A” (a)	2,504	$653,694
Parsons Corp. (a)	4,353	170,638
		$824,332
Apparel Manufacturers – 1.4%
FIGS, Inc. (a)	34,580	$285,285
Skechers USA, Inc., “A” (a)	25,144	797,568
		$1,082,853
Automotive – 1.9%
REV Group, Inc.	41,699	$459,940
Titan International, Inc. (a)	31,510	382,531
Visteon Corp. (a)	5,951	631,163
		$1,473,634
Biotechnology – 4.5%
Adaptive Biotechnologies Corp. (a)	52,448	$373,430
Alector, Inc. (a)	24,478	231,562
Dynavax Technologies Corp. (a)	31,626	330,175
Exelixis, Inc. (a)	11,665	182,907
FibroGen, Inc. (a)	18,144	236,053
iTeos Therapeutics, Inc. (a)	25,635	488,347
Novavax, Inc. (a)	3,857	70,197
Organogenesis Holdings, Inc. (a)	60,932	197,420
Sangamo Therapeutics, Inc. (a)	88,502	433,660
Varex Imaging Corp. (a)	19,800	418,572
Vir Biotechnology, Inc. (a)	22,360	431,101
		$3,393,424
Broadcasting – 0.5%
Entravision Communications Corp., “A”	81,342	$322,928
Thryv, Inc. (a)	2,961	67,599
		$390,527
Business Services – 4.4%
BlueLinx Holdings, Inc. (a)	3,668	$227,783
Boise Cascade Corp.	8,179	486,323
Forrester Research, Inc. (a)	18,773	676,016
HireRight Holdings Corp. (a)	20,978	320,124
Paya, Inc. (a)	18,849	115,167
StoneCo Ltd., “A” (a)	13,874	132,219
TaskUs, Inc., “A” (a)	47,820	769,902
Thoughtworks Holding, Inc. (a)	15,426	161,819
Yext, Inc. (a)	93,102	415,235
		$3,304,588
Chemicals – 1.2%
Element Solutions, Inc.	55,828	$908,321
Computer Software – 4.4%
2U, Inc. (a)	8,371	$52,319
Clear Secure, Inc., “A” (a)	12,897	294,825
Domo, Inc., “B” (a)	1,710	30,763
Elastic N.V. (a)	5,621	403,251
Eventbrite, Inc. (a)	110,050	669,104
Everbridge, Inc. (a)	14,796	456,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	4,413	$1,066,093
Sprout Social, Inc. (a)	5,533	335,742
		$3,308,997
Computer Software - Systems – 2.7%
Box, Inc., “A” (a)	49,293	$1,202,256
Rapid7, Inc. (a)	4,134	177,349
Rimini Street, Inc. (a)	68,541	319,401
Verint Systems, Inc. (a)	10,400	349,232
		$2,048,238
Construction – 1.4%
AZEK Co., Inc. (a)	20,445	$339,796
GMS, Inc. (a)	17,762	710,657
		$1,050,453
Consumer Products – 2.0%
Herbalife Ltd. (a)	9,883	$196,573
Nu Skin Enterprises, Inc., “A”	4,216	140,688
Prestige Consumer Healthcare, Inc. (a)	24,310	1,211,367
		$1,548,628
Consumer Services – 1.9%
Grand Canyon Education, Inc. (a)	11,734	$965,122
TravelCenters of America LLC (a)	8,783	473,667
		$1,438,789
Electrical Equipment – 0.4%
Vertiv Holdings Co.	34,185	$332,278
Electronics – 5.5%
Advanced Energy Industries, Inc.	11,098	$859,096
Alpha and Omega Semiconductor Ltd. (a)	12,865	395,727
Amkor Technology, Inc.	29,437	501,901
Photronics, Inc. (a)	19,871	290,514
Plexus Corp. (a)	10,587	926,998
Sanmina Corp. (a)	3,002	138,332
Silicon Laboratories, Inc. (a)	8,533	1,053,314
		$4,165,882
Energy - Independent – 2.9%
Alpha Metallurgical Resources	477	$65,273
CONSOL Energy, Inc.	1,945	125,102
CVR Energy, Inc.	14,939	432,932
Magnolia Oil & Gas Corp., “A”	50,576	1,001,911
Peabody Energy Corp. (a)	23,267	577,487
		$2,202,705
Energy - Integrated – 0.5%
National Gas Fuel Co.	5,794	$356,621
Energy - Renewables – 0.1%
TPI Composites, Inc. (a)	3,928	$44,308
Engineering - Construction – 2.0%
APi Group, Inc. (a)	29,398	$390,112
Dycom Industries, Inc. (a)	11,565	1,104,804
		$1,494,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.7%
Hostess Brands, Inc. (a)	54,362	$1,263,373
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	4,994	$171,644
Gaming & Lodging – 1.6%
International Game Technology PLC	60,915	$962,457
Penn Entertainment, Inc. (a)	9,398	258,539
		$1,220,996
General Merchandise – 0.5%
Dillards, Inc., “A”	1,489	$406,140
Insurance – 3.5%
Brighthouse Financial, Inc. (a)	9,924	$430,900
Hanover Insurance Group, Inc.	641	82,138
Reinsurance Group of America, Inc.	9,566	1,203,498
Universal Insurance Holdings, Inc.	3,869	38,110
Voya Financial, Inc.	14,511	877,915
		$2,632,561
Internet – 1.0%
Cars.com, Inc. (a)	20,807	$239,281
ZipRecruiter, Inc., “A” (a)	30,277	499,570
		$738,851
Leisure & Toys – 3.5%
Brunswick Corp.	12,794	$837,367
Funko, Inc., “A” (a)	44,972	909,334
Malibu Boats, Inc., “A” (a)	8,735	419,193
Polaris, Inc.	5,299	506,849
		$2,672,743
Machinery & Tools – 2.3%
ITT, Inc.	1,107	$72,331
Manitowoc Co., Inc. (a)	18,878	146,305
Regal Rexnord Corp.	7,518	1,055,226
Shyft Group, Inc.	7,709	157,495
Titan Machinery, Inc. (a)	9,775	276,242
		$1,707,599
Major Banks – 0.6%
First Financial Corp.	9,704	$438,524
Medical & Health Technology & Services – 2.7%
Cross Country Healthcare, Inc. (a)	11,237	$318,794
Health Catalyst, Inc. (a)	20,840	202,148
HealthEquity, Inc. (a)	10,271	689,903
Medpace Holdings, Inc. (a)	1,933	303,810
ModivCare, Inc. (a)	415	41,367
Syneos Health, Inc. (a)	11,015	519,357
		$2,075,379
Medical Equipment – 6.0%
AngioDynamics, Inc. (a)	13,169	$269,438
Avanos Medical, Inc. (a)	14,884	324,174
Bioventus, Inc., “A” (a)	31,040	217,280
CareDx, Inc. (a)	4,160	70,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	28,245	$926,719
Inogen, Inc. (a)	1,818	44,141
Integer Holdings Corp. (a)	5,687	353,902
Maravai Lifesciences Holdings, Inc., “A” (a)	39,248	1,002,001
Orthofix Medical, Inc. (a)	19,931	380,881
Quidel Corp. (a)	10,005	715,157
Zynex, Inc. (l)	23,212	210,533
		$4,515,029
Metals & Mining – 0.8%
Ryerson Holding Corp.	22,739	$585,302
United States Steel Corp.	2,161	39,157
		$624,459
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	114,298	$854,949
Oil Services – 1.6%
Cactus, Inc., “A”	12,860	$494,210
ChampionX Corp.	35,419	693,150
		$1,187,360
Other Banks & Diversified Financials – 12.2%
Atlanticus Holdings Corp. (a)	1,674	$43,909
Bank OZK	27,042	1,069,782
Cathay General Bancorp, Inc.	30,381	1,168,453
Enova International, Inc. (a)	1,896	55,496
First BanCorp.	46,113	630,826
Navient Corp.	21,417	314,616
OFG Bancorp	17,064	428,818
Preferred Bank	5,382	351,068
Silvergate Capital Corp., “A” (a)	3,760	283,316
SLM Corp.	71,653	1,002,425
UMB Financial Corp.	15,062	1,269,576
Umpqua Holdings Corp.	63,211	1,080,276
United Community Bank, Inc.	16,578	548,732
Wintrust Financial Corp.	12,564	1,024,594
		$9,271,887
Pharmaceuticals – 3.3%
Alkermes PLC (a)	5,094	$113,749
Atea Pharmaceuticals, Inc. (a)	10,808	61,498
Coherus BioSciences, Inc. (a)	22,889	219,963
Eagle Pharmaceuticals, Inc. (a)	4,021	106,235
Emergent BioSolutions, Inc. (a)	5,851	122,813
Generation Bio Co. (a)	5,429	28,828
Intercept Pharmaceuticals, Inc. (a)	32,991	460,224
Macrogenics, Inc. (a)	20,398	70,577
Phibro Animal Health Corp., “A”	10,996	146,137
REGENXBIO, Inc. (a)	9,219	243,658
United Therapeutics Corp. (a)	2,998	627,721
Vanda Pharmaceuticals, Inc. (a)	31,876	314,935
		$2,516,338
Railroad & Shipping – 0.6%
Teekay Tankers LTD., “A” (a)	15,637	$430,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 6.7%
DiamondRock Hospitality Co., REIT	31,761	$238,525
Empire State Realty Trust, REIT, “A”	57,428	376,728
EPR Properties, REIT	20,433	732,727
National Storage Affiliates Trust, REIT	23,911	994,219
Phillips Edison & Co., REIT	22,417	628,797
Spirit Realty Capital, Inc., REIT	25,639	927,106
STAG Industrial, Inc., REIT	14,659	416,755
Summit Hotel Properties, Inc., REIT	31,913	214,455
Uniti Group, Inc., REIT	45,366	315,294
Xenia Hotels & Resorts Inc., REIT	17,779	245,173
		$5,089,779
Restaurants – 0.8%
Texas Roadhouse, Inc.	7,162	$624,956
Specialty Chemicals – 3.8%
Ashland, Inc.	8,272	$785,592
Avient Corp.	10,028	303,849
Chemours Co.	31,537	777,387
Univar Solutions, Inc. (a)	43,095	979,980
		$2,846,808
Specialty Stores – 2.2%
Builders FirstSource, Inc. (a)	13,502	$795,538
Urban Outfitters, Inc. (a)	32,081	630,392
Zumiez, Inc. (a)	10,184	219,261
		$1,645,191
Telephone Services – 0.6%
Cambium Networks Corp. (a)	7,149	$120,961
EchoStar Corp., “A” (a)	20,384	335,724
		$456,685
Tobacco – 0.0%
Vector Group Ltd.	3,617	$31,866
Trucking – 1.5%
Landstar System, Inc.	2,378	$343,312
Saia, Inc. (a)	4,338	824,220
		$1,167,532
Utilities - Electric Power – 1.7%
Portland General Electric Co.	29,284	$1,272,683
Total Common Stocks		$75,233,469
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.64% (v)	625,870	$625,933

Other Assets, Less Liabilities – (0.1)%		(41,751)
Net Assets – 100.0%		$75,817,651
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $625,933 and $75,233,469, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$75,233,469	$—	$—	$75,233,469
Mutual Funds	625,933	—	—	625,933
Total	$75,859,402	$—	$—	$75,859,402
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $105,266. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $112,014.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,035,352	$9,422,274	$9,831,694	$(64)	$65	$625,933
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,997	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.